TAX - Schedule of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax on profit for the year
Current tax for the year	$ 600	$ 500	$ 600
Adjustments related to previous years	0	(100)	(100)
Adjustment of deferred tax	2,200	(7,300)	(100)
Income tax charge for the year	2,800	(6,900)	400
Tonnage tax charge for the year	1,200	1,000	900
Total	$ 4,035	$ (5,911)	$ 1,344